Goodwill and Intangible Assets - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) market
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 836,115		$ 836,115		$ 835,233
Indefinite-lived intangible assets	31,876		31,876		$ 31,876
Amortization expense			47,328	$ 54,073
Amortization expense related to intangible assets	25,400	$ 29,300	50,700	$ 58,500
Patents	200		$ 200
Weighted-average amortization period for definite-lived intangible assets			5 years 3 months 18 days
Spectrum Licenses
Finite-Lived Intangible Assets [Line Items]
Number of mid-sized metropolitan markets | market					40
Lease agreements term			7 years		7 years
Indefinite-lived intangible assets	$ 31,253		$ 31,253		$ 31,253